Segment Information - Summary of Net Revenues by Geographic Area (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Total net revenue	¥ 2,852,277	$ 447,584	¥ 1,831,077	¥ 853,010
PRC
Segment Reporting Information [Line Items]
Total net revenue	2,737,596	429,588	1,706,086	712,115
Malaysia
Segment Reporting Information [Line Items]
Total net revenue	¥ 114,681	$ 17,996	¥ 124,991	¥ 140,895